UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (92.2%)
$10,000	ABN Amro Securities LLC, (Interest in $1,300,000,000 joint repurchase agreement, dated 03/31/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,300,012,278 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 03/20/62; valued at $1,337,539,363.)	0.34%	04/01/16	$10,000,000
9,720	BNP Paribas Securities Corp., (dated 03/31/16; proceeds $9,720,084; fully collateralized by various U.S. Government agency securities, 1.75% - 6.00% due 09/20/17 - 03/20/46 and U.S. Government obligations, 0.38% - 1.50% due 12/31/17 - 07/15/25; valued at $9,985,817)	0.31	04/01/16	9,720,000
8,000	ING Financial Markets LLC, (dated 03/31/16; proceeds $8,000,069; fully collateralized by a U.S. Government agency security, 4.00% due 12/01/45; valued at $8,243,995)	0.31	04/01/16	8,000,000
1,000	ING Financial Markets LLC, (dated 03/31/16; proceeds $1,000,010; fully collateralized by a Corporate Bond, 3.65% due 02/01/26; valued at $1,055,200)	0.35	04/01/16	1,000,000
1,000	ING Financial Markets LLC, (dated 03/31/16; proceeds $1,000,013; fully collateralized by a Corporate Bond, 6.88% due 11/15/28; valued at $1,061,873)	0.48	04/01/16	1,000,000
9,000	Natixis, (Interest in $1,500,000,000 joint repurchase agreement, dated 03/31/16 under which Natixis, will repurchase the securities provided as collateral for $1,500,012,500 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 08/15/45; valued at $1,530,342,766.)	0.30	04/01/16	9,000,000
7,000	RBS Securities, Inc., (dated 03/31/16; proceeds $7,000,058; fully collateralized by various U.S. Government obligations, 1.38% - 2.25% due 09/30/20 - 11/15/24; valued at $7,142,345)	0.30	04/01/16	7,000,000
	Total Repurchase Agreements (Cost $45,720,000)			45,720,000

	Time Deposits (8.0%)
	International Banks
2,000	Canadian Imperial Bank of Commerce	0.23	04/01/16	2,000,000
2,000	National Australia Bank Ltd.	0.23	04/01/16	2,000,000
	Total Time Deposits (Cost $4,000,000)			4,000,000

	Total Investments (Cost $49,720,000) (a)	100.2%		49,720,000
	Liabilities in Excess of Other Assets	(0.2)		(109,505)
	Net Assets	100.0%		$49,610,495

(a)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (77.8%)
	Basic Materials (1.0%)
$175	Goldcorp, Inc. (Canada)	2.125%	03/15/18	$172,628
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	124,944
				297,572
	Communications (7.2%)
150	Amazon.com, Inc.	2.60	12/05/19	156,184
400	AT&T, Inc.	2.45	06/30/20	405,727
225	Baidu, Inc. (China)	3.25	08/06/18	230,889
200	CBS Corp.	2.30	08/15/19	202,226
225	Orange SA (France)	2.75	02/06/19	232,067
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	175,963
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	124,804
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	50,080
175	Time Warner Cable, Inc.	6.75	07/01/18	192,640
225	Verizon Communications, Inc.	2.55	06/17/19	231,634
225	Viacom, Inc.	2.50	09/01/18	226,730
				2,228,944
	Consumer, Cyclical (7.5%)
175	American Honda Finance Corp., MTN (Japan)	2.45	09/24/20	180,450
175	CVS Health Corp.	1.90	07/20/18	177,653
250	Daimler Finance North America LLC (Germany)(a)	2.375	08/01/18	254,114
83	Harley-Davidson Financial Services, Inc. (a)	1.55	11/17/17	83,251
100	Harley-Davidson Financial Services, Inc. (a)	2.15	02/26/20	100,364
175	Hyundai Capital America (Korea, Republic of)(a)	2.00	03/19/18	176,321
100	Hyundai Capital America (Korea, Republic of)(a)	2.60	03/19/20	100,126
175	McDonald’s Corp., MTN	2.20	05/26/20	178,429
240	Nissan Motor Acceptance Corp. (Japan)(a)	2.65	09/26/18	245,370
175	Southwest Airlines Co.	2.75	11/06/19	180,170
150	Starbucks Corp.	2.10	02/04/21	152,793
150	Toyota Motor Credit Corp.	1.70	02/19/19	151,464
200	Volkswagen Group of America Finance LLC (Germany)(a)	2.40	05/22/20	196,127
135	Wesfarmers Ltd. (Australia)(a)	2.983	05/18/16	135,322
				2,311,954
	Consumer, Non-Cyclical (13.1%)
175	AbbVie, Inc.	2.50	05/14/20	178,333
280	Actavis Funding SCS	3.00	03/12/20	288,598
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65	02/01/21	205,654
150	AstraZeneca PLC (United Kingdom)	1.75	11/16/18	151,517
150	BAT International Finance PLC (United Kingdom)(a)	2.75	06/15/20	154,347
175	Baxalta, Inc. (a)	2.875	06/23/20	174,871
200	Bayer US Finance LLC (Germany)(a)	2.375	10/08/19	206,249
100	Becton Dickinson and Co.	2.675	12/15/19	102,540
175	Biogen, Inc.	2.90	09/15/20	180,288
175	Celgene Corp.	2.875	08/15/20	180,427
175	EMD Finance LLC (Germany)(a)	2.40	03/19/20	174,893
210	Experian Finance PLC (United Kingdom)(a)	2.375	06/15/17	209,836
175	Gilead Sciences, Inc.	2.55	09/01/20	180,330
75	JM Smucker Co. (The)	2.50	03/15/20	75,928
150	Kroger Co. (The)	2.30	01/15/19	153,512
50	Mead Johnson Nutrition Co.	3.00	11/15/20	51,436
175	Medtronic, Inc.	2.50	03/15/20	181,194
175	Reynolds American, Inc.	2.30	06/12/18	178,590
300	Synchrony Financial	3.00	08/15/19	304,993
250	Tyson Foods, Inc.	2.65	08/15/19	256,593

150	UnitedHealth Group, Inc.	2.70		07/15/20	155,914
100	Ventas Realty LP	1.55		09/26/16	100,120
200	Wm Wrigley Jr. Co. (a)	1.40		10/21/16	200,445
					4,046,608
	Diversified (1.3%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong)(a)	1.625		10/31/17	200,159
200	LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1.625		06/29/17	201,268
					401,427
	Energy (2.9%)
200	Anadarko Petroleum Corp.	5.95		09/15/16	203,495
50	Enbridge, Inc. (Canada)	1.083	(b)	06/02/17	47,933
175	Energy Transfer Partners LP	2.50		06/15/18	169,483
125	Enterprise Products Operating LLC	2.55		10/15/19	125,436
150	Exxon Mobil Corp.	2.222		03/01/21	152,760
200	Kinder Morgan, Inc.	3.05		12/01/19	197,069
					896,176
	Finance (33.4%)
265	ABB Treasury Center USA, Inc. (Switzerland)(a)	2.50		06/15/16	265,652
230	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18	233,388
225	American Express Credit Corp., Series G	2.25		08/15/19	227,912
280	Bank of America Corp., MTN	2.625		10/19/20	282,251
150	Bank of New York Mellon Corp. (The), MTN	2.45		11/27/20	153,095
250	Bank of Nova Scotia (The) (Canada)	1.70		06/11/18	250,656
210	BB&T Corp., MTN	2.25		02/01/19	213,657
210	BNP Paribas SA, MTN (France)	2.70		08/20/18	214,756
260	BNZ International Funding Ltd. (New Zealand)(a)	2.35		03/04/19	261,527
275	BPCE SA, MTN (France)	2.25		01/27/20	275,943
110	Canadian Imperial Bank of Commerce (Canada)	1.55		01/23/18	110,142
175	Capital One Financial Corp.	2.45		04/24/19	176,985
150	Citigroup, Inc.	2.05		12/07/18	150,726
250	Commonwealth Bank of Australia (Australia)	2.50		09/20/18	254,889
250	Compass Bank	1.85		09/29/17	250,420
115	Cooperatieve Rabobank UA (Netherlands)	3.375		01/19/17	117,072
250	Credit Agricole SA (France)(a)	2.125		04/17/18	251,833
250	Credit Suisse AG, Series G (Switzerland)	2.30		05/28/19	252,483
225	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	227,496
250	Discover Bank	2.00		02/21/18	248,816
205	DNB Bank ASA (Norway)(a)	3.20		04/03/17	208,653
175	ERP Operating LP	2.375		07/01/19	176,283
275	Ford Motor Credit Co., LLC	5.00		05/15/18	290,525
325	Goldman Sachs Group, Inc. (The)	2.375		01/22/18	329,325
220	HSBC USA, Inc.	2.25		06/23/19	220,681
200	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	204,757
100	Jackson National Life Global Funding (a)	1.875		10/15/18	100,293
100	JPMorgan Chase & Co.	2.20		10/22/19	101,765
200	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	199,413
201	Macquarie Bank Ltd. (Australia)(a)	2.60		06/24/19	202,984
175	Metropolitan Life Global Funding I (a)(c)	2.00		04/14/20	174,209
230	Mizuho Bank Ltd. (Japan)(a)	1.85		03/21/18	230,110
150	New York Life Global Funding (a)	1.30		10/30/17	150,395
125	New York Life Global Funding (a)	1.55		11/02/18	125,331
250	Principal Financial Group, Inc.	1.85		11/15/17	250,600
150	Protective Life Global Funding (a)	2.70		11/25/20	152,485
200	QBE Insurance Group Ltd. (Australia)(a)	2.40		05/01/18	200,855
250	Santander Bank NA	2.00		01/12/18	247,973
200	Skandinaviska Enskilda Banken AB (Sweden)(a)	1.75		03/19/18	200,109
300	Standard Chartered PLC (United Kingdom)(a)	1.50		09/08/17	297,518
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45		01/10/19	264,342
200	Swedbank AB (Sweden)(a)	1.75		03/12/18	199,976
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625		09/10/18	230,495

300	UBS AG, MTN (Switzerland)	2.375		08/14/19	304,678
150	Visa, Inc.	2.20		12/14/20	153,827
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	2.70		09/17/19	201,521
120	Wells Fargo & Co.	2.15		01/15/19	122,203
350	Westpac Banking Corp. (Australia)(a)	1.375		05/30/18	349,638
					10,310,643
	Industrials (3.9%)
50	Harris Corp.	2.70		04/27/20	50,189
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875		01/15/19	117,676
75	L-3 Communications Corp.	1.50		05/28/17	74,764
75	Lockheed Martin Corp.	2.50		11/23/20	76,902
50	Ryder System, Inc., MTN	2.65		03/02/20	49,933
150	Ryder System, Inc., MTN	5.85		11/01/16	153,950
250	Siemens Financieringsmaatschappij N.V. (Germany)(a)	2.15		05/27/20	253,822
175	Union Pacific Corp.	2.25		06/19/20	178,748
250	Waste Management, Inc.	2.60		09/01/16	251,632
					1,207,616
	Technology (3.0%)
100	Altera Corp.	2.50		11/15/18	102,887
125	Hewlett Packard Enterprise Co. (a)	3.60		10/15/20	130,113
175	Intel Corp.	2.45		07/29/20	181,218
200	Oracle Corp.	2.25		10/08/19	206,436
300	TSMC Global Ltd. (Taiwan)(a)	1.625		04/03/18	298,436
					919,090
	Utilities (4.5%)
275	Dominion Gas Holdings LLC	2.50		12/15/19	279,396
225	Engie (France)(a)	1.625		10/10/17	225,342
175	Eversource Energy	1.45		05/01/18	173,537
200	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	189,603
175	Sempra Energy	2.40		03/15/20	175,786
250	Southern Co. (The)	2.15		09/01/19	251,357
100	Xcel Energy, Inc.	1.20		06/01/17	99,812
					1,394,833
	Total Corporate Bonds (Cost $23,796,623)				24,014,863
	Asset-Backed Securities (9.4%)
100	American Homes 4 Rent (a)	4.691		10/17/45	98,791
71	CAM Mortgage LLC (a)	3.375		07/15/64	71,512
136	Capital One Multi-Asset Execution Trust	1.45		08/16/21	136,505
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	157,036
129	Colony American Homes (a)	1.591	(b)	05/17/31	126,603
230	Discover Card Execution Note Trust	0.866	(b)	07/15/21	230,335
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	386,304
100	Green Tree Agency Advance Funding Trust I (a)	3.095		10/15/48	100,090
206	Invitation Homes Trust (a)	3.179	(b)	08/17/32	196,435
	Nationstar HECM Loan Trust
77	(a)	2.883		11/25/25	77,271
95	(a)	2.981		02/25/26	95,156
71	(a)	3.844		05/25/18	70,986
197	North Carolina State Education Assistance Authority	1.419	(b)	07/25/25	193,512
59	Panhandle-Plains Higher Education Authority, Inc.	1.562	(b)	07/01/24	58,729
127	RMAT LLC (a)	4.826		06/25/35	125,118
113	SPS Servicer Advance Receivables Trust (a)	2.92		07/15/47	113,066
88	VOLT NPL X LLC (a)	4.75		10/26/54	86,207
100	VOLT XIX LLC (a)	5.00		04/25/55	98,429
100	VOLT XXII LLC (a)	4.25		02/25/55	96,113
100	VOLT XXX LLC (a)	4.75		10/25/57	97,474
100	VOLT XXXI LLC (a)	4.50		02/25/55	97,223

198	VOLT XXXIII LLC (a)	4.25		03/25/55	191,724
	Total Asset-Backed Securities (Cost $2,908,172)				2,904,619
	Mortgages - Other (5.0%)
91	CHL Mortgage Pass-Through Trust	5.50		05/25/34	92,862
95	Fannie Mae Connecticut Avenue Securities	1.586	(b)	05/25/25	94,758
	Freddie Mac Structured Agency Credit Risk Debt Notes
229		1.336	(b)	10/25/27	228,532
165		1.436	(b)	02/25/24	164,965
250		2.192	(b)	09/25/28	250,635
102	JP Morgan Mortgage Trust	2.709	(b)	07/25/35	101,045
156	Merrill Lynch Mortgage Investors Trust	2.364	(b)	12/25/34	155,952
293	New Residential Mortgage Loan Trust (a)	3.75	(b)	05/28/52- 08/25/55	303,082
163	Sequoia Mortgage Trust	1.052	(b)	08/20/34	153,457
	Total Mortgages - Other (Cost $1,548,868)				1,545,288
	Commercial Mortgage-Backed Securities (2.3%)
187	BLCP Hotel Trust (a)	1.386	(b)	08/15/29	183,006
175	CDGJ Commercial Mortgage Trust (a)	1.736	(b)	12/15/27	173,773
91	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	91,138
91	Hilton USA Trust (a)	1.441	(b)	11/05/30	90,397
100	Hudsons Bay Simon JV Trust (a)	2.021	(b)	08/05/34	99,888
62	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.416	(b)	07/15/31	61,854
	Total Commercial Mortgage-Backed Securities (Cost $707,855)				700,056
	Collateralized Mortgage Obligations - Agency Collateral Series (1.2%)
133	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	154,977
	Government National Mortgage Association, IO
294		5.798	(b)	03/20/43	48,989
465		6.059	(b)	08/16/39	42,096
365		6.068	(b)	05/20/40	64,361
	IO PAC
535		5.718	(b)	10/20/41	49,824
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $316,226)				360,247
	Sovereign (0.8%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,428)	1.50		01/22/18	245,307
	Agency Fixed Rate Mortgages (0.4%)
	Federal National Mortgage Association, Conventional Pools:
71		6.50		01/01/32–11/01/33	81,509
51		7.00		12/01/31–06/01/32	55,511
	Total Agency Fixed Rate Mortgages (Cost $127,123)				137,020
	Short-Term Investments (1.0%)
	U.S. Treasury Security (0.2%)
51	U.S. Treasury Bill (d)(e) (Cost $50,951)	0.508		06/09/16	50,983

NUMBER OF SHARES (000)
	Investment Company (0.8%)
234	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $234,462)	234,462
	Total Short-Term Investments (Cost $285,413)	285,445

Total Investments (Cost $29,932,708) (g)(h)	97.9%	30,192,845
Other Assets in Excess of Liabilities	2.1	655,881
Net Assets	100.0%	$30,848,726

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(c)

For the three months ended March 31, 2016, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(d)	Rate shown is the yield to maturity at March 31, 2016.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by $58 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open futures contracts.
(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $392,009 and the aggregate gross unrealized depreciation is $131,872 resulting in net unrealized appreciation of $260,137.

Futures Contracts Open at March 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
8	Long	U.S. Treasury 2 yr. Note, Jun-16	$1,750,000	$(1,265)
6	Long	U.S. Treasury Long Bond, Jun-16	986,625	6,375
8	Long	U.S. Treasury 5 yr. Note, Jun-16	969,313	6,531
1	Short	U.S. Treasury Ultra Long Bond, Jun-16	(140,750)	(1,305)
4	Short	U.S. Treasury Ultra Bond, Jun-16	(690,125)	(3,500)
		Net Unrealized Appreciation		$6,836

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (93.3%)
	Basic Materials (2.9%)
$225	Ashland, Inc.	6.875%		05/15/43	$215,437
240	BHP Billiton Finance USA Ltd. (Australia)	3.85		09/30/23	247,412
225	BHP Billiton Finance USA Ltd. (Australia)	5.00		09/30/43	229,409
375	Eastman Chemical Co.	3.80		03/15/25	385,216
390	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	357,825
175	Goldcorp, Inc. (Canada)	5.45		06/09/44	160,062
296	Lundin Mining Corp. (Canada)(a)	7.50		11/01/20	284,160
300	LyondellBasell Industries N.V.	4.625		02/26/55	269,140
470	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	461,187
200	Southern Copper Corp. (Mexico)	5.25		11/08/42	165,339
315	Southern Copper Corp. (Mexico)	7.50		07/27/35	330,924
220	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	174,834
					3,280,945
	Communications (13.5%)
325	21st Century Fox America, Inc.	4.75		09/15/44	337,740
700	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	707,770
175	Amazon.com, Inc.	4.95		12/05/44	202,444
300	AT&T, Inc.	5.15		03/15/42	303,468
175	AT&T, Inc.	5.55		08/15/41	188,501
200	AT&T, Inc.	5.65		02/15/47	221,583
875	AT&T, Inc.	6.30		01/15/38	1,007,321
525	Baidu, Inc. (China)	2.75		06/09/19	533,623
200	Baidu, Inc. (China)	3.25		08/06/18	205,235
100	CBS Corp.	4.60		01/15/45	94,281
150	CBS Corp.	4.90		08/15/44	146,234
1,075	CCO Safari II LLC (a)	4.908		07/23/25	1,135,587
275	CCO Safari II LLC (a)	6.484		10/23/45	306,845
470	Comcast Corp.	6.40		05/15/38	627,236
251	Ctrip.com International Ltd. (China)	1.25		10/15/18	322,849
275	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	413,246
375	eBay, Inc.	2.50		03/09/18	381,262
340	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75		08/01/26	326,017
725	Motorola Solutions, Inc.	4.00		09/01/24	670,325
425	NBC Universal Media LLC	5.95		04/01/41	544,551
310	Netflix, Inc.	5.50		02/15/22	326,101
225	Omnicom Group, Inc.	3.60		04/15/26	230,954
350	Omnicom Group, Inc.	3.625		05/01/22	367,911
93	Omnicom Group, Inc.	3.65		11/01/24	96,001
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	896,625
200	Orange SA (France)	9.00		03/01/31	304,201
186	Priceline Group, Inc. (The)	0.35		06/15/20	224,130
75	Priceline Group, Inc. (The)	0.90		09/15/21	75,656
330	Telefonica Europe BV (Spain)	8.25		09/15/30	462,499
255	Telstra Corp., Ltd. (Australia)(a)	3.125		04/07/25	257,065
235	Time Warner, Inc.	7.70		05/01/32	302,463
425	Twitter, Inc.	0.25		09/15/19	374,266
1,190	Verizon Communications, Inc.	4.672		03/15/55	1,147,403
809	Verizon Communications, Inc.	5.012		08/21/54	815,073
200	Viacom, Inc.	5.85		09/01/43	192,950
200	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	180,983
226	Yahoo!, Inc.	0.00	(b)	12/01/18	224,446
					15,154,845
	Consumer, Cyclical (7.3%)
372	American Airlines Pass-Through Trust	4.00		07/15/25	383,227

	601	British Airways Pass-Through Trust (United Kingdom)(a)	4.625		06/20/24	631,831
	395	Daimler Finance North America LLC (Germany)	8.50		01/18/31	606,347
	425	Delphi Automotive PLC (United Kingdom)	3.15		11/19/20	434,362
	175	Ford Motor Co.	4.75		01/15/43	176,237
	650	General Motors Co.	6.60		04/01/36	717,280
	200	General Motors Financial Co., Inc.	4.30		07/13/25	198,335
	200	Home Depot, Inc.	3.35		09/15/25	216,984
	325	Home Depot, Inc.	5.875		12/16/36	423,729
	300	McDonald’s Corp., MTN	3.70		01/30/26	318,385
	300	McDonald’s Corp., MTN	4.60		05/26/45	316,972
	400	Newell Rubbermaid, Inc.	3.85		04/01/23	415,466
	575	QVC, Inc.	4.375		03/15/23	563,133
	475	Restoration Hardware Holdings, Inc. (a)	0.00	(b)	06/15/19	389,797
	336	Tesla Motors, Inc.	1.25		03/01/21	289,590
	120	Tiffany & Co.	4.90		10/01/44	112,684
	220	Toll Brothers Finance Corp.	0.50		09/15/32	214,500
	811	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	844,649
	375	Volkswagen Group of America Finance LLC (Germany)(a)	2.40		05/22/20	367,738
	125	Wal-Mart Stores, Inc.	5.25		09/01/35	155,132
	350	ZF North America Capital, Inc. (Germany)(a)	4.50		04/29/22	358,312
						8,134,690
		Consumer, Non-Cyclical (13.7%)
	175	AbbVie, Inc.	4.70		05/14/45	186,839
	525	Actavis Funding SCS	4.75		03/15/45	554,340
	400	Albea Beauty Holdings SA (a)	8.375		11/01/19	423,000
	365	Altria Group, Inc.	5.375		01/31/44	447,713
	244	Amgen, Inc.	5.15		11/15/41	270,249
	400	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.65		02/01/26	421,156
	775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70		02/01/24	829,975
	600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	672,175
	340	Aramark Services, Inc.	5.75		03/15/20	350,837
	325	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	432,892
	150	Automatic Data Processing, Inc.	3.375		09/15/25	160,552
	350	Baxalta, Inc. (a)	5.25		06/23/45	372,823
	350	Boston Scientific Corp.	3.85		05/15/25	363,642
	260	BRF SA (Brazil)(a)	3.95		05/22/23	244,400
	375	Celgene Corp.	3.875		08/15/25	394,858
	150	Celgene Corp.	5.00		08/15/45	162,840
	250	Cencosud SA (Chile)(a)	6.625		02/12/45	236,374
	312	EMD Finance LLC (Germany)(a)	3.25		03/19/25	311,949
	125	Gilead Sciences, Inc.	3.65		03/01/26	132,992
	75	Gilead Sciences, Inc.	4.50		02/01/45	79,635
	225	Gilead Sciences, Inc.	4.80		04/01/44	246,989
	250	GlaxoSmithKline Capital, Inc. (United Kingdom)	6.375		05/15/38	339,475
	275	Grupo Bimbo SAB de CV (Mexico)(a)	3.875		06/27/24	277,283
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	(b)	06/27/18	271,678
	$316	Illumina, Inc.	0.00	(b)	06/15/19	329,628
	300	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	266,250
	300	Mead Johnson Nutrition Co.	3.00		11/15/20	308,615
	525	Medtronic, Inc.	4.625		03/15/45	589,057
	325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	373,208
	350	PepsiCo, Inc.	3.60		03/01/24	384,007
	325	Philip Morris International, Inc.	4.50		03/20/42	350,201
	225	RR Donnelley & Sons Co.	7.875		03/15/21	227,813
	800	Sigma Alimentos SA de CV (Mexico)(a)	5.625		04/14/18	852,800
	300	Transurban Finance Co., Pty Ltd. (Australia)(a)	4.125		02/02/26	308,759
	370	United Rentals North America, Inc.	5.75		11/15/24	371,850
	750	UnitedHealth Group, Inc.	2.875		03/15/23	770,709
	525	UnitedHealth Group, Inc.	3.75		07/15/25	566,347
	300	Whole Foods Market, Inc. (a)	5.20		12/03/25	314,958

930	WM Wrigley Jr. Co. (a)	2.90		10/21/19	955,985
190	Zimmer Biomet Holdings, Inc.	5.75		11/30/39	220,101
					15,374,954
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico)(a)	5.25		03/25/24	210,500

	Energy (8.3%)
400	Anadarko Petroleum Corp.	6.45		09/15/36	400,547
675	APT Pipelines Ltd. (Australia)(a)	4.20		03/23/25	659,643
200	BG Energy Capital PLC (United Kingdom)(a)	5.125		10/15/41	204,952
500	BP Capital Markets PLC (United Kingdom)	3.506		03/17/25	508,157
675	Buckeye Partners LP	4.15		07/01/23	609,455
325	Carrizo Oil & Gas, Inc.	6.25		04/15/23	288,031
400	Cimarex Energy Co.	5.875		05/01/22	413,568
151	DCP Midstream LLC (a)	5.35		03/15/20	130,274
425	Enable Midstream Partners LP	3.90		05/15/24	336,550
250	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00		08/15/21	235,000
475	Energy Transfer Partners LP	6.50		02/01/42	432,511
250	Ensco PLC	5.75		10/01/44	124,063
600	Enterprise Products Operating LLC	5.95		02/01/41	617,741
250	Exxon Mobil Corp.	4.114		03/01/46	265,767
400	Halliburton Co.	3.375		11/15/22	407,420
220	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75		10/01/25	190,300
75	Kinder Morgan, Inc.	4.30		06/01/25	71,472
450	Kinder Morgan, Inc.	5.55		06/01/45	401,281
300	Kinder Morgan, Inc. (a)	5.625		11/15/23	304,825
325	MPLX LP	4.00		02/15/25	280,720
500	Nexen Energy ULC (China)	6.40		05/15/37	570,609
200	Noble Energy, Inc.	5.05		11/15/44	170,935
100	Phillips 66 Partners LP	4.68		02/15/45	83,351
245	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	228,745
300	Rowan Cos., Inc.	5.85		01/15/44	175,286
185	SM Energy Co.	6.125		11/15/22	135,790
325	Spectra Energy Capital LLC	7.50		09/15/38	338,046
275	TransCanada PipeLines Ltd. (Canada)	7.625		01/15/39	331,046
475	Williams Partners LP/ACMP Finance Corp.	4.875		05/15/23	413,028
					9,329,113
	Finance (32.5%)
390	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00		06/15/21	416,570
600	ABN Amro Bank N.V. (Netherlands)(a)	4.75		07/28/25	606,623
475	ACE INA Holdings, Inc.	3.35		05/15/24	498,074
420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75		05/15/19	418,950
375	Alexandria Real Estate Equities, Inc.	3.90		06/15/23	379,953
325	American Campus Communities Operating Partnership LP	3.75		04/15/23	329,299
125	American International Group, Inc.	4.50		07/16/44	118,350
375	American International Group, Inc.	4.875		06/01/22	412,917
825	Banco de Credito del Peru (Peru)(a)	6.125	(c)	04/24/27	883,781
555	Bank of America Corp.	7.75		05/14/38	760,494
220	Bank of America Corp., MTN	4.00		04/01/24	231,166
440	Bank of America Corp., MTN	4.00		01/22/25	441,479
136	Bank of America Corp., MTN	4.25		10/22/26	138,320
175	Bank of America Corp., MTN	4.75		04/21/45	174,731
800	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	878,000
200	BNP Paribas SA, MTN (France)	4.25		10/15/24	202,715
400	Boston Properties LP	3.65		02/01/26	415,900
625	BPCE SA (France)(a)	5.15		07/21/24	639,464
936	Capital One Bank, USA NA	3.375		02/15/23	944,614
170	Citigroup, Inc.	5.50		09/13/25	186,378
170	Citigroup, Inc.	6.675		09/13/43	206,759

650	Citigroup, Inc.	8.125		07/15/39	964,593
375	CNA Financial Corp.	7.35		11/15/19	433,571
1,175	Cooperatieve Rabobank UA (Netherlands)	3.95		11/09/22	1,205,374
260	Cooperatieve Rabobank UA (Netherlands)(a)	11.00	(c)	06/30/19(d)	312,949
270	Credit Agricole SA (France)(a)	7.875	(c)	01/23/24(d)	256,183
825	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	890,831
300	Crown Castle International Corp.	4.45		02/15/26	312,534
425	Discover Bank	7.00		04/15/20	483,696
715	Discover Financial Services	3.85		11/21/22	709,133
300	Discover Financial Services	3.95		11/06/24	297,622
325	Embraer Netherlands Finance BV (Brazil)	5.05		06/15/25	287,219
300	Extra Space Storage LP (a)	3.125		10/01/35	343,312
450	Five Corners Funding Trust (a)	4.419		11/15/23	472,461
400	Ford Motor Credit Co., LLC	5.875		08/02/21	458,988
1,500	GE Capital International Funding Co. (a)	4.418		11/15/35	1,632,856
295	Genworth Holdings, Inc.	7.70		06/15/20	261,812
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	467,866
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,078,268
400	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	419,868
950	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,100,496
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	394,298
375	Hospitality Properties Trust	5.25		02/15/26	377,377
410	HSBC Finance Corp.	6.676		01/15/21	470,764
200	HSBC Holdings PLC (United Kingdom)	6.375	(c)	09/17/24(d)	186,000
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	825,227
400	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	436,540
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	188,125
220	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	237,960
250	Intesa Sanpaolo SpA (Italy)(a)	5.71		01/15/26	243,072
480	JPMorgan Chase & Co.	4.95		06/01/45	508,622
650	JPMorgan Chase & Co.	5.50		10/15/40	785,020
575	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	573,313
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	192,028
275	Lincoln National Corp.	7.00		06/15/40	336,519
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	115,650
1,000	MetLife, Inc. (e)	3.00		03/01/25	984,919
525	Nationwide Building Society (United Kingdom)(a)	3.90		07/21/25	554,749
425	Principal Financial Group, Inc.	8.875		05/15/19	505,275
675	Prudential Financial, Inc.	5.625	(c)	06/15/43	688,331
135	Prudential Financial, Inc., MTN	6.625		12/01/37	165,998
775	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(c)	05/24/41	839,906
575	Realty Income Corp.	3.25		10/15/22	568,328
550	Santander UK Group Holdings PLC (United Kingdom)	3.125		01/08/21	554,081
325	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	330,397
575	Simon Property Group LP	2.50		07/15/21	587,970
600	Skandinaviska Enskilda Banken AB (Sweden)(a)	2.625		11/17/20	607,427
350	TD Ameritrade Holding Corp.	3.625		04/01/25	366,826
425	Visa, Inc.	4.30		12/14/45	466,151
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	3.25		10/05/20	332,306
575	Weingarten Realty Investors	3.375		10/15/22	573,073
284	Wells Fargo & Co.	5.606		01/15/44	329,850
450	Wells Fargo & Co., MTN	4.10		06/03/26	472,887
					36,473,158
	Industrials (4.4%)
500	Brambles USA, Inc. (Australia)(a)	4.125		10/23/25	520,179
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	407,348
330	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	264,825
480	CRH America, Inc. (Ireland)	8.125		07/15/18	540,760
175	Harris Corp.	4.854		04/27/35	182,457
510	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	553,631
425	Lockheed Martin Corp.	3.55		01/15/26	451,099

510	MasTec, Inc.	4.875		03/15/23	439,875
700	Trinity Industries, Inc.	4.55		10/01/24	585,058
225	Tyco International Finance SA	3.90		02/14/26	233,962
748	Union Pacific Railroad Co., Pass-Through Trust	3.227		05/14/26	763,017
					4,942,211
	Technology (1.9%)
375	Citrix Systems, Inc.	0.50		04/15/19	420,703
450	Hewlett Packard Enterprise Co. (a)	4.90		10/15/25	463,985
264	Nuance Communications, Inc.	2.75		11/01/31	265,155
245	QUALCOMM, Inc.	4.80		05/20/45	243,261
300	Red Hat, Inc.	0.25		10/01/19	373,687
375	SanDisk Corp.	0.50		10/15/20	391,172
					2,157,963
	Utilities (8.6%)
400	Alabama Power Co.	3.75		03/01/45	393,138
475	Appalachian Power Co.	3.40		06/01/25	486,909
525	Boston Gas Co. (a)	4.487		02/15/42	533,744
495	CMS Energy Corp.	5.05		03/15/22	554,470
280	CMS Energy Corp.	6.25		02/01/20	322,037
275	Duke Energy Carolinas LLC	3.75		06/01/45	271,907
330	EDP Finance BV (Portugal)(a)	5.25		01/14/21	345,071
225	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	264,969
210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	234,150
300	Entergy Arkansas, Inc.	3.50		04/01/26	320,955
700	Exelon Generation Co., LLC	4.00		10/01/20	732,364
193	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	183,230
200	GNL Quintero SA (Chile)(a)	4.634		07/31/29	201,492
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	912,631
275	Oncor Electric Delivery Co., LLC	2.95		04/01/25	272,268
325	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	308,105
590	Puget Energy, Inc.	6.50		12/15/20	684,815
675	Sempra Energy	2.40		03/15/20	678,032
250	South Carolina Electric & Gas Co.	4.50		06/01/64	249,214
870	TransAlta Corp. (Canada)	4.50		11/15/22	649,378
475	Virginia Electric & Power Co., Series B	4.20		05/15/45	501,051
250	WEC Energy Group, Inc.	3.55		06/15/25	260,216
250	Xcel Energy, Inc.	3.30		06/01/25	256,856
					9,617,002
	Total Corporate Bonds (Cost $102,863,776)				104,675,381
	U.S. Treasury Security (1.2%)
1,300	U.S. Treasury Inflation Indexed Bond (Cost $1,287,286)	0.25		01/15/25	1,312,319

	Variable Rate Senior Loan Interests (1.0%)
	Consumer, Cyclical (0.6%)
278	Diamond Resorts Corp., Term Loan	5.50		05/09/21	271,139
166	Graton Economic Development Authority, Term B	4.75		09/01/22	166,927
274	Navistar International Corp., Term B	6.50		08/07/20	251,853
					689,919
	Energy (0.2%)
369	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50		07/25/21	170,145

	Industrials (0.2%)
294	Gates Global, Inc., Term B	4.25		07/06/21	278,465

	Total Variable Rate Senior Loan Interests (Cost $1,364,536)				1,138,529

	Asset-Backed Securities (1.0%)
	CVS Pass-Through Trust
859		6.036		12/10/28	963,146
102	(a)	8.353		07/10/31	129,019
	Total Asset-Backed Securities (Cost $961,074)				1,092,165

	Sovereign (0.5%)
550	Sinopec Group Overseas Development 2015 Ltd. (China)(a) (Cost $548,460)	2.50	04/28/20	552,823

	Short-Term Investments (1.8%)
	U.S. Treasury Security (1.2%)
1,389	U.S. Treasury Bill (f)(g) (Cost $1,387,669)	0.508	06/09/16	1,388,546

NUMBER OF SHARES (000)
	Investment Company (0.6%)
659	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $658,724)		658,724

	Total Short-Term Investments (Cost $2,046,393)		2,047,270

	Total Investments (Cost $109,071,525) (i)(j)	98.8%	110,818,487
	Other Assets in Excess of Liabilities	1.2	1,308,638
	Net Assets	100.0%	$112,127,125

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(e)

For the three months ended March 31, 2016, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)	Rate shown is the yield to maturity at March 31, 2016.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by $157 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,710,346 and the aggregate gross unrealized depreciation is $2,963,384 resulting in net unrealized appreciation of $1,746,962.

Foreign Currency Forward Exchange Contracts Open at March 31, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
HSBC Bank PLC	EUR	114,252	$124,024	04/05/16	$(5,987)
HSBC Bank PLC	HKD	2,082,500	$267,944	04/05/16	(511)
	Total Unrealized Depreciation				$(6,498)

Futures Contracts Open at March 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
74	Long	U.S. Treasury 2 yr. Note, Jun-16	$16,187,500	$(8,007)
32	Long	U.S. Treasury 5 yr. Note, Jun-16	3,877,250	18,516
8	Short	U.S. Treasury Ultra Bond, Jun-16	(1,380,250)	11,063
61	Short	U.S. Treasury 10 yr. Note, Jun-16	(7,953,828)	10,281
61	Short	U.S. Treasury Ultra Long Bond, Jun-16	(8,585,750)	(101,594)
		Net Unrealized Depreciation		$(69,741)

Credit Default Swap Agreements Open at March 31, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$845	1.00%	3/20/19	$(34,161)	$16,218	$(17,943)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	7,075	1.00	6/20/20	94,134	(134,154)	(40,020)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	3,267	5.00	6/20/20	77,753	(253,096)	(175,343)	NR
Total Credit Default Swaps		$11,187			$137,726	$(371,032)	$(233,306)

NR	Not rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:

EUR	Euro.
HKD	Hong Kong Dollar.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • March 31, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Denmark (2.4%)
	Pharmaceuticals
14,721	Novo Nordisk A/S, Series B	$798,488

	France (17.8%)
	Aerospace & Defense
12,490	Airbus Group SE	829,292

	Banks
14,066	BNP Paribas SA	707,932

	Electrical Equipment
13,308	Schneider Electric SE	841,052

	Hotels, Restaurants & Leisure
18,018	Accor SA	763,520

	Insurance
36,849	AXA SA	867,541

	Media
10,633	Publicis Groupe SA	746,647
17,449	SES SA	510,974
		1,257,621
	Multi-Utilities
37,893	Suez Environnement Co.	695,069
	Total France	5,962,027
	Germany (12.4%)
	Automobiles
8,785	Daimler AG (Registered)	673,461

	Health Care Providers & Services
11,211	Fresenius SE & Co., KGaA	819,127

	Industrial Conglomerates
8,475	Siemens AG (Registered)	898,311

	Pharmaceuticals
9,092	Bayer AG (Registered)	1,068,719

	Software
8,528	SAP SE	689,955
	Total Germany	4,149,573
	Ireland (2.3%)
	Construction Materials
26,932	CRH PLC	760,938

	Italy (1.3%)
	Capital Markets
19,457	Azimut Holding SpA	448,337

	Netherlands (11.8%)
	Banks
49,178	ING Groep N.V. CVA	594,851

	Diversified Telecommunication Services
208,425	Koninklijke KPN N.V.	873,485

	Media
51,179	RELX N.V.	893,640

	Personal Products
18,181	Unilever N.V. CVA	814,803

	Semiconductors & Semiconductor Equipment
7,526	ASML Holding N.V.	764,579
	Total Netherlands	3,941,358

	Spain (4.0%)
	Banks
77,403	Banco Bilbao Vizcaya Argentaria SA	514,545

	Information Technology Services
19,403	Amadeus IT Holding SA, Class A	832,145
	Total Spain	1,346,690
	Sweden (1.4%)
	Machinery
43,209	Volvo AB, Class B	474,231

	Switzerland (17.3%)
	Chemicals
1,631	Syngenta AG (Registered)	678,488

	Food Products
22,267	Nestle SA (Registered)	1,663,859

	Insurance
2,664	Zurich Insurance Group AG (a)	618,659

	Pharmaceuticals
15,012	Novartis AG (Registered)	1,088,177
5,607	Roche Holding AG (Genusschein)	1,380,247
		2,468,424
	Textiles, Apparel & Luxury Goods
1,116	Swatch Group AG (The)	386,605
	Total Switzerland	5,816,035
	United Kingdom (27.9%)
	Banks
212,082	Barclays PLC	456,904
780,218	Lloyds Banking Group PLC	762,224
		1,219,128
	Household Products
11,760	Reckitt Benckiser Group PLC	1,136,717

	Insurance
44,818	Prudential PLC	837,451

	Oil, Gas & Consumable Fuels
197,681	BP PLC	994,143
41,244	Royal Dutch Shell PLC, Class A	997,545
		1,991,688
	Pharmaceuticals
38,818	GlaxoSmithKline PLC	787,223

	Tobacco
22,082	British American Tobacco PLC	1,297,154
18,018	Imperial Brands PLC	999,680
		2,296,834
	Wireless Telecommunication Services
336,988	Vodafone Group PLC	1,070,605
	Total United Kingdom	9,339,646
	Total Common Stocks (Cost $25,834,386)	33,037,323

NUMBER OF SHARES (000)
Short-Term Investment (0.7%)
Investment Company
242	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $241,636)	241,636

Total Investments (Cost $26,076,022) (c)	99.3%	33,278,959
Other Assets in Excess of Liabilities	0.7	233,429
Net Assets	100.0%	$33,512,388

CVA	Certificaten Van Aandelen.
(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by $105 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,051,459 and the aggregate gross unrealized depreciation is $1,848,522 resulting in net unrealized appreciation of $7,202,937.

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$5,122,854	15.4%
Banks	3,036,456	9.1
Insurance	2,323,651	7.0
Tobacco	2,296,834	6.9
Media	2,151,261	6.5
Oil, Gas & Consumable Fuels	1,991,688	6.0
Food Products	1,663,859	5.0
Household Products	1,136,717	3.4
Wireless Telecommunication Services	1,070,605	3.2
Industrial Conglomerates	898,311	2.7
Diversified Telecommunication Services	873,485	2.6
Electrical Equipment	841,052	2.5
Information Technology Services	832,145	2.5
Aerospace & Defense	829,292	2.5
Health Care Providers & Services	819,127	2.5
Personal Products	814,803	2.5
Semiconductors & Semiconductor Equipment	764,579	2.3
Hotels, Restaurants & Leisure	763,520	2.3
Construction Materials	760,938	2.3
Multi-Utilities	695,069	2.1
Software	689,955	2.1
Chemicals	678,488	2.0
Automobiles	673,461	2.0
Machinery	474,231	1.4
Capital Markets	448,337	1.3
Textiles, Apparel & Luxury Goods	386,605	1.2
Investment Company	241,636	0.7
	$33,278,959	100.0%

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • March 31, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (91.8%)
	Automobiles (4.2%)
39,453	Tesla Motors, Inc. (a)(b)	$9,065,116

	Beverages (2.8%)
45,874	Monster Beverage Corp. (a)	6,118,674

	Biotechnology (1.0%)
11,564	Alnylam Pharmaceuticals, Inc. (a)	725,872
27,846	Intrexon Corp. (a)(b)	943,701
13,304	Juno Therapeutics, Inc. (a)(b)	506,749
		2,176,322
	Consumer Finance (1.0%)
257,687	LendingClub Corp. (a)	2,138,802

	Diversified Financial Services (3.5%)
78,003	McGraw Hill Financial, Inc.	7,720,737

	Electrical Equipment (0.2%)
21,748	SolarCity Corp. (a)(b)	534,566

	Food Products (3.2%)
82,237	Mead Johnson Nutrition Co.	6,987,678

	Health Care Equipment & Supplies (4.4%)
15,857	Intuitive Surgical, Inc. (a)	9,530,850

	Health Care Technology (4.6%)
72,032	athenahealth, Inc. (a)	9,996,601

	Information Technology Services (7.5%)
102,771	Mastercard, Inc., Class A	9,711,860
85,832	Visa, Inc., Class A	6,564,431
		16,276,291
	Internet & Catalog Retail (15.0%)
30,878	Amazon.com, Inc. (a)	18,330,416
74,455	JD.com, Inc. ADR (China) (a)	1,973,057
53,075	Netflix, Inc. (a)	5,425,857
5,286	Priceline Group, Inc. (The) (a)	6,813,443
		32,542,773
	Internet Software & Services (20.5%)
31,026	Alibaba Group Holding Ltd. ADR (China) (a)	2,451,985
14,215	Alphabet, Inc., Class C (a)	10,589,464
175,273	Facebook, Inc., Class A (a)	19,998,649
42,674	LinkedIn Corp., Class A (a)	4,879,772
109,600	Tencent Holdings Ltd. (China) (c)	2,237,960
269,858	Twitter, Inc. (a)	4,466,150
		44,623,980
	Life Sciences Tools & Services (4.4%)
59,652	Illumina, Inc. (a)	9,670,186

	Pharmaceuticals (2.9%)
144,768	Zoetis, Inc.	6,417,565

	Software (9.5%)
28,103	Mobileye N.V. (a)(b)	1,047,961
100,186	Salesforce.com, Inc. (a)	7,396,732
107,533	Splunk, Inc. (a)	5,261,590
89,452	Workday, Inc., Class A (a)	6,873,492
		20,579,775
	Tech Hardware, Storage & Peripherals (7.1%)
141,081	Apple, Inc.	15,376,418
	Total Common Stocks (Cost $128,470,578)	199,756,334

	Preferred Stocks (5.2%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	434,047

	Hotels, Restaurants & Leisure (0.8%)
114,561	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $1,657,606; acquired 01/24/14)	1,829,539

	Internet & Catalog Retail (2.6%)
42,717	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	3,135,855
50,711	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	2,473,289
		5,609,144
	Life Sciences Tools & Services (1.3%)
627,809	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)	2,812,584

	Software (0.3%)
141,612	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	652,831
	Total Preferred Stocks (Cost $9,977,184)	11,338,145

NOTIONAL AMOUNT (000)
Call Option Purchased (0.1%)
Foreign Currency Option
33,880	USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $131,898)	118,343

NUMBER OF SHARES (000)
Short-Term Investments (9.1%)
Securities held as Collateral on Loaned Securities (5.6%)
Investment Company (4.5%)
9,847	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	9,847,124

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (1.1%)
$439	Barclays Capital, Inc. (0.35%, dated 03/31/16, due 04/01/16; proceeds $439,230; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/01/34 - 03/01/46 and U.S. Government obligations; 1.25% - 1.38% due 07/31/18 - 01/31/19; valued at $448,012)	439,226
257	Barclays Capital, Inc. (0.30%, dated 03/31/16, due 04/01/16; proceeds $257,480; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/01/34 - 03/01/46 and U.S. Government obligations; 1.25% - 1.38% due 07/31/18 - 01/31/19; valued at $262,627)	257,478
606	HSBC Securities USA, Inc. (0.27%, dated 03/31/16, due 04/01/16; proceeds $605,834; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 05/15/22; valued at $617,977)	605,829
515	Merrill Lynch & Co., Inc. (0.30%, dated 03/31/16, due 04/01/16; proceeds $514,959; fully collateralized by a U.S. Government agency security; 4.00% due 09/20/45; valued at $525,254)	514,955
454	Merrill Lynch & Co., Inc. (0.30%, dated 03/31/16, due 04/01/16; proceeds $454,376; fully collateralized by a U.S. Government agency security; 4.00% due 09/20/45; valued at $463,459)	454,372

2,271,860
Total Securities held as Collateral on Loaned Securities (Cost $12,118,984)	12,118,984

NUMBER OF SHARES (000)
	Investment Company (3.5%)
7,547	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $7,547,171)		7,547,171
	Total Short-Term Investments (Cost $19,666,155)		19,666,155
	Total Investments (Cost $158,245,815) (h)	106.2%	230,878,977
	Liabilities in Excess of Other Assets	(6.2)	(13,439,587)
	Net Assets	100.0%	$217,439,390

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were $12,098,093 and $12,186,149, respectively. The Portfolio received cash collateral of $12,175,731, of which $12,118,984 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2016, there was uninvested cash collateral of $56,747, which is not reflected in the Portfolio of Investments.  The remaining collateral of $10,418 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)

At March 31, 2016, the Portfolio held fair valued securities valued at $11,338,145, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to $11,338,145 and represents 5.2% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by $2,073 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $84,379,005 and the aggregate gross unrealized depreciation is $11,745,843 resulting in net unrealized appreciation of $72,633,162.

Currency Abbreviations:
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$44,623,980		20.4%
Internet & Catalog Retail	38,151,917		17.4
Software	21,232,606		9.7
Information Technology Services	16,276,291		7.4
Tech Hardware, Storage & Peripherals	15,376,418		7.0
Life Sciences Tools & Services	12,482,770		5.7
Health Care Technology	9,996,601		4.6
Health Care Equipment & Supplies	9,530,850		4.4
Automobiles	9,065,116		4.1
Diversified Financial Services	7,720,737		3.5
Investment Company	7,547,171		3.5
Food Products	6,987,678		3.2
Pharmaceuticals	6,417,565		2.9
Beverages	6,118,674		2.8
Biotechnology	2,176,322		1.0
Consumer Finance	2,138,802		1.0
Hotels, Restaurants & Leisure	1,829,539		0.8
Electrical Equipment	534,566		0.3
Electronic Equipment, Instruments & Components	434,047		0.2
Other	118,343		0.1
	$218,759,993	+	100.0%

+          Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • March 31, 2016 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer; (7) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$45,720,000	$—	$45,720,000
Time Deposits	—	4,000,000	—	4,000,000
Total Assets	$—	$49,720,000	$—	$49,720,000

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$24,014,863	$—	$24,014,863
Asset-Backed Securities	—	2,904,619	—	2,904,619
Mortgages - Other	—	1,545,288	—	1,545,288
Commercial Mortgage-Backed Securities	—	700,056	—	700,056
Collateralized Mortgage Obligations - Agency Collateral Series	—	360,247	—	360,247
Sovereign	—	245,307	—	245,307
Agency Fixed Rate Mortgages	—	137,020	—	137,020
Total Fixed Income Securities	—	29,907,400	—	29,907,400
Short-Term Investments
U.S. Treasury Security	—	50,983	—	50,983
Investment Company	234,462	—	—	234,462
Total Short-Term Investments	234,462	50,983	—	285,445
Futures Contracts	12,906	—	—	12,906
Total Assets	247,368	29,958,383	—	30,205,751
Liabilities:
Futures Contracts	(6,070)	—	—	(6,070)
Total	$241,298	$29,958,383	$—	$30,199,681

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$104,675,381	$—	$104,675,381
U.S. Treasury Security	—	1,312,319	—	1,312,319
Variable Rate Senior Loan Interests	—	1,138,529	—	1,138,529
Asset-Backed Securities	—	1,092,165	—	1,092,165
Sovereign	—	552,823	—	552,823
Total Fixed Income Securities	—	108,771,217	—	108,771,217
Short-Term Investments
U.S. Treasury Security	—	1,388,546	—	1,388,546
Investment Company	658,724	—	—	658,724
Total Short-Term Investments	658,724	1,388,546	—	2,047,270
Futures Contracts	39,860	—	—	39,860
Credit Default Swap Agreements	—	171,887	—	171,887
Total Assets	698,584	110,331,650	—	111,030,234
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(6,498)	—	(6,498)
Futures Contracts	(109,601)	—	—	(109,601)
Credit Default Swap Agreement	—	(34,161)	—	(34,161)
Total Liabilities	(109,601)	(40,659)	—	(150,260)
Total	$588,983	$110,290,991	$—	$110,879,974

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$829,292	$—	$—	$829,292
Automobiles	673,461	—	—	673,461
Banks	3,036,456	—	—	3,036,456
Capital Markets	448,337	—	—	448,337
Chemicals	678,488	—	—	678,488
Construction Materials	760,938	—	—	760,938
Diversified Telecommunication Services	873,485	—	—	873,485
Electrical Equipment	841,052	—	—	841,052
Food Products	1,663,859	—	—	1,663,859
Health Care Providers & Services	819,127	—	—	819,127
Hotels, Restaurants & Leisure	763,520	—	—	763,520
Household Products	1,136,717	—	—	1,136,717
Industrial Conglomerates	898,311	—	—	898,311
Information Technology Services	832,145	—	—	832,145
Insurance	2,323,651	—	—	2,323,651
Machinery	474,231	—	—	474,231
Media	2,151,261	—	—	2,151,261
Multi-Utilities	695,069	—	—	695,069
Oil, Gas & Consumable Fuels	1,991,688	—	—	1,991,688
Personal Products	814,803	—	—	814,803
Pharmaceuticals	5,122,854	—	—	5,122,854
Semiconductors & Semiconductor Equipment	764,579	—	—	764,579
Software	689,955	—	—	689,955
Textiles, Apparel & Luxury Goods	386,605	—	—	386,605
Tobacco	2,296,834	—	—	2,296,834
Wireless Telecommunication Services	1,070,605	—	—	1,070,605
Total Common Stocks	33,037,323	—	—	33,037,323
Short-Term Investment
Investment Company	241,636	—	—	241,636
Total Assets	$33,278,959	$—	$—	$33,278,959

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$9,065,116	$—	$—	$9,065,116
Beverages	6,118,674	—	—	6,118,674
Biotechnology	2,176,322	—	—	2,176,322
Consumer Finance	2,138,802	—	—	2,138,802
Diversified Financial Services	7,720,737	—	—	7,720,737
Electrical Equipment	534,566	—	—	534,566
Food Products	6,987,678	—	—	6,987,678
Health Care Equipment & Supplies	9,530,850	—	—	9,530,850
Health Care Technology	9,996,601	—	—	9,996,601
Information Technology Services	16,276,291	—	—	16,276,291
Internet & Catalog Retail	32,542,773	—	—	32,542,773
Internet Software & Services	44,623,980	—	—	44,623,980
Life Sciences Tools & Services	9,670,186	—	—	9,670,186
Pharmaceuticals	6,417,565	—	—	6,417,565
Software	20,579,775	—	—	20,579,775
Tech Hardware, Storage & Peripherals	15,376,418	—	—	15,376,418
Total Common Stocks	199,756,334	—	—	199,756,334
Preferred Stocks	—	—	11,338,145	11,338,145
Call Option Purchased	—	118,343	—	118,343
Short-Term Investments
Investment Companies	17,394,295	—	—	17,394,295
Repurchase Agreements	—	2,271,860	—	2,271,860
Total Short-Term Investments	17,394,295	2,271,860	—	19,666,155
Total Assets	$217,150,629	$2,390,203	$11,338,145	$230,878,977

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth	Preferred Stocks
Beginning Balance	$11,611,351
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(273,206)
Realized gains (losses)	—
Ending Balance	$11,338,145

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(273,206)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth	Fair Value at March 31, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$434,047	Market Transaction Method	Precedent Transaction	$23.03		$23.03		$23.03		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.0	x	29.0	x	16.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Hotels, Restaurants & Leisure
Preferred Stock	$1,829,539	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5	x	12.2	x	4.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$3,135,855	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4	x	18.4	x	15.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$2,473,289	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Life Sciences Tools & Services
Preferred Stock	$2,812,584	Market Transaction Method	Issuance Price of Financing	$4.48		$4.48		$4.48		Increase

Software
Preferred Stock	$652,831	Discounted Cash Flow	Weighted Average Cost of Capital	19.5%		21.5%		20.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.0	x	38.9	x	6.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities with a total value of $30,139,226 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016